Reconciliation of Cash - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 4,141	$ 2,238	$ 4,736
Restricted cash	458	36	2,712
Cash, cash equivalents and restricted cash	$ 4,599	$ 2,274	$ 4,736